Severance Indemnities And Pension Plans (Assumed Health Care Cost Trend Rate) (Detail) (Forecast [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
UNBC [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	8.31%	[1]	8.90%	[1]
Ultimate trend rate	4.50%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2021	[1]	2018	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	¥ 359
Effect of one percentage point decrease on total of service and interest cost components	(292)
Effect of one percentage point increase on postretirement benefit obligation	3,073
Effect of one percentage point decrease on postretirement benefit obligation	(2,584)
Other Than UNBC [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	7.50%	[1]	7.50%	[1]
Ultimate trend rate	4.50%	[1]	4.50%	[1]
Year the rate reaches the ultimate trend rate	2017	[1]	2018	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	79
Effect of one percentage point decrease on total of service and interest cost components	(59)
Effect of one percentage point increase on postretirement benefit obligation	1,372
Effect of one percentage point decrease on postretirement benefit obligation	¥ (1,046)

[1]	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2011 and 2012, respectively.